Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: February 10, 2022

Payment Date	2/15/2022
Collection Period Start	1/1/2022
Collection Period End	1/31/2022
Interest Period Start	1/18/2022
Interest Period End	2/14/2022

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$103,272,137.74	$40,181,662.12	$63,090,475.62	0.226944	Nov-22
Class A-2 Notes	$466,200,000.00	$—	$466,200,000.00	1.000000	Feb-25
Class A-3 Notes	$466,200,000.00	$—	$466,200,000.00	1.000000	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$1,181,755,137.74	$40,181,662.12	$1,141,573,475.62

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,185,146,347.73	$1,144,964,685.61	0.844068
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$1,185,146,347.73	$1,144,964,685.61
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$103,272,137.74	0.13428%	ACT/360	$10,785.74
Class A-2 Notes	$466,200,000.00	0.32000%	30/360	$124,320.00
Class A-3 Notes	$466,200,000.00	0.77000%	30/360	$299,145.00
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$1,181,755,137.74			$575,324.49

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,185,146,347.73	$1,144,964,685.61
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,185,146,347.73	$1,144,964,685.61
Number of Receivable Outstanding	62,086	61,069
Weight Average Contract Rate	3.88%	3.88%
Weighted Average Remaining Term (months)	56	56

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,900,093.73
Principal Collections	$40,043,953.91
Liquidation Proceeds	$27,293.33
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$43,971,340.97
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$43,971,340.97

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$987,621.96	$987,621.96	$—	$—	$42,983,719.01
Interest - Class A-1 Notes	$10,785.74	$10,785.74	$—	$—	$42,972,933.27
Interest - Class A-2 Notes	$124,320.00	$124,320.00	$—	$—	$42,848,613.27
Interest - Class A-3 Notes	$299,145.00	$299,145.00	$—	$—	$42,549,468.27
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$42,458,130.27
First Allocation of Principal	$—	$—	$—	$—	$42,458,130.27
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$42,443,547.89
Second Allocation of Principal	$9,662,452.13	$9,662,452.13	$—	$—	$32,781,095.76
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$32,764,931.99
Third Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$19,200,931.99
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$19,181,942.39
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$5,617,942.39
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,617,942.39
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$2,226,732.40
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,226,732.40
Remaining Funds to Certificates	$2,226,732.40	$2,226,732.40	$—	$—	$—
Total	$43,971,340.97	$43,971,340.97	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,185,146,347.73	$1,144,964,685.61
Note Balance	$1,181,755,137.74	$1,141,573,475.62
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	8	$137,708.21
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	9	$27,293.33
Monthly Net Losses (Liquidation Proceeds)			$110,414.88
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.17%
Second Preceding Collection Period			(0.07)%
Preceding Collection Period			0.04%
Current Collection Period			0.11%
Four-Month Average Net Loss Ratio			0.06%
Cumulative Net Losses for All Periods			$269,872.73
Cumulative Net Loss Ratio			0.02%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.09%	52	$1,021,472.08
60-89 Days Delinquent	0.02%	14	$276,163.91
90-119 Days Delinquent	0.00%	0	$—
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.11%	66	$1,297,635.99

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	3	$52,435.41
Total Repossessed Inventory	5	$104,385.53

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	14	$276,163.91
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.01%
Second Preceding Collection Period		0.03%
Preceding Collection Period		0.02%
Current Collection Period		0.02%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2022:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	1.34	0.12%	59	0.10%